Financial Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Financial Liabilities

11. Financial liabilities

On 26 June 2009, Biofrontera announced the placement of a warrant bond with a term ending on 1 January 2018. As part of this financing measure on the part of the company, a warrant bond was placed in 2009 (“Warrant Bond I”). The warrant bond has a total nominal value of EUR 10 million, divided into up to 100,000 bonds with a nominal value of EUR 100.00. The redemption at the end of the term is at 106% of par. The warrant bonds bear interest on the following scale:

- from 01.09.2009 to 30.12.2010 at an annual rate of 4%;

- from 31.12.2010 to 30.12.2011 at an annual rate of 6%;

- from 31.12.2011 to 31.12.2017 at an annual rate of 8%.

The accrual of interest on each warrant bond ends on the day before it is due for redemption. The interest payment is made on the last business day of the calendar year, but not until 31 December 2010, in other words, the interest for 2009 does not become due until then. An ordinary call on the bond by the bondholders is not permitted. Biofrontera has the right, upon issuing of written notice to the bondholders of Warrant Bond I, to repay 106% of the nominal amount (plus any accrued interest) at any time. Each holder of a partial bond is, in accordance with the bond and option terms, entitled to five detachable option rights per bond, with each of these providing the irrevocable right to acquire a registered voting-entitled no par value ordinary share in Biofrontera AG with a notional proportion of the share capital of EUR 1.00, at a warrant price of EUR 5.00 each. The warrant right expires on 30 December 2017. The share resulting from the exercising of a warrant right is dividend-entitled from the beginning of the financial year in which it originated from the exercising of the option right and payment of the capital contribution. To provide financing for the warrant rights, conditional capital of the company amounting to up to EUR 500,000 was approved at the Extraordinary General Meeting held on 17 March 2009.

Of these warrant bonds, partial bonds were issued with a total nominal value of EUR 4.9 million.

With the early call of this warrant bond, the principal repayment of EUR 4.9 million plus the premium of EUR 0.3 million and resultant interest owing for the 1 January 2017 to 2 August 2017 period of EUR 0.2 million was disbursed on 3 August 2017 (previous year EUR 0.4 million). Offsetting this, the warrant bonds the company holds itself with a par value of EUR 1.5 million plus the premium of EUR 90 thousand and the resultant interest receivables of EUR 71 thousand (previous year: EUR 0.1 million) were credited.

The term of the 2016/2021 convertible bond begins on the date of its initial issue (“issue date”) and ends on 31 December 2020.

The individual bonds carry 6% annual interest on their par value from 1 January 2017 (inclusive). The interest payments are payable annually subsequently on 1 January of each year, commencing on 1 January 2018.

The bonds can be converted into the company’s ordinary no par value registered shares, each of which has a nominal share of EUR 1.00 in the share capital. The shares are dividend-entitled from the year when the conversion right is exercised.

During the term, the holders of the bonds are entitled to convert all bonds into the company’s shares. The initial conversion price is staggered. From the start of the term until 31 December 2016, the initial conversion price amounts to EUR 3.00 per share. From 1 January 2017 until 31 December 2017, the conversion price amounts to EUR 4.00 per share. From 1 January 2018, the conversion price amounts to EUR 5.00 per share.

At the end of the term of the convertible bond, the company is entitled to deliver shares instead of repaying the bonds. Moreover, the company is entitled to convert the bonds into shares at any time if the average price of the company shares exceeds EUR 5.00 on one occasion. In both cases, the initial conversion price amounts to EUR 5.00.

As of 31 December 2017, bonds in a nominal amount of EUR 4.9 million were converted into the company’s shares.

In March 2018, the conversion price was reduced to EUR 4.75 pursuant to section 12 of the bonds’ terms and conditions.

The term of the 2017/2022 convertible bond begins on the date of its initial issue (“issue date”) and ends on 31 December 2021.

The individual bonds carry 6% annual interest on their par value from 1 February 2017 (inclusive). The interest payments are payable annually subsequently on 1 January of each year, commencing on 1 July 2017.

The bonds can be converted into the company’s ordinary no par value registered shares, each of which has a nominal share of EUR 1.00 in the share capital. The shares are dividend-entitled from the year when the conversion right is exercised.

During the term, the holders of the bonds are entitled to convert all bonds into the company’s shares. The initial conversion price is staggered. From the start of the term until 31 March 2017, the initial conversion price amounts to EUR 3.50 per share. From 1 April 2017 until 31 December 2017, the conversion price amounts to EUR 4.00 per share. From 1 January 2018, the conversion price amounts to EUR 5.00 per share.

At the end of the term of the convertible bond, the company is entitled to deliver shares instead of repaying the bonds.

As of 31 December 2017, bonds in a nominal amount of EUR 2.3 million were converted into the company’s shares.

In March 2018, the conversion price was reduced to EUR 4.75 pursuant to section 11 of the bonds’ terms and conditions.

Loan from the European Investment Bank

The note is carried forward at amortised purchase cost applying the effective interest method. As of 31 December 2017, the carrying amount of the note was EUR 9.1 million.

As a variable interest component and also as a separable financial instrument in the form of an embedded derivative, the performance component is subsequently measured at fair value. The discounted interest payment and the fair value of the performance component respectively amounted to EUR 0.6 million as of 31 December 2017.

The contractual interest and repayment obligations relating to warrant bonds, the convertible bonds and the EIB loan are composed as follows on the balance sheet date:

(in EUR thousands)	31.12.2017
	2018	2019	2020	2021	2022	Total
Convertible bond 2016/2021:
Principal repayment	-	-	-	83	-	83
Interest payment	5	5	5	5	-	20
Convertible bond 2017/2022:
Principal repayment	-	-	-	-	2,662	2,662
Interest payment	160	160	160	160	80	720
EIB loan
Principal repayment	-	-	-	-	10,000	10,000
Interest payment	380	405	433	461	3,926	5,605

The position was as follows in the previous year:

(in EUR thousands)	31.12.2016
	2017	2018	2019	2020	2021	Total
Warrant bond 2009/2017:
Principal repayment	-	5,226	-	-	-	5,226
Interest payment	394	-	-	-	-	394
Convertible bond 2016/2021:
Principal repayment	-	-	-	-	190	190
Interest payment	11	11	11	11	11	55